Consolidated Statements of Comprehensive Loss (Parentheticals) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenues from related parties	$ 1,311	$ 1,606	$ 0
Interest and finance costs, related party	948	1,053	504
Commissions on Charter Hire Agreements [Member]
Related party, transaction	829	511	487
Repairs and Maintenance [Member]
Related party, transaction	$ 247	$ 187	$ 136